Schedule of Related Party Transactions (Details) (Parenthetical) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands			1 Months Ended				6 Months Ended	12 Months Ended
	Apr. 01, 2022	Feb. 01, 2022	Dec. 31, 2022	Oct. 31, 2022	Mar. 31, 2021	May 31, 2020	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Nov. 30, 2020
Property, Plant and Equipment [Line Items]
Line of credit, borrowing capacity											$ 1,000
Principal amount			$ 5,265				$ 8,515	$ 5,265	$ 4,403
Principal amount							$ 482	146	$ 22
A J C Capital [Member] | Guaranty [Member]
Property, Plant and Equipment [Line Items]
Lease agreement description				As consideration for the Guaranty, Calidi agreed to pay Mr. Camaisa 10% of the Guaranty amount for the first year of the San Diego Lease, and 5% per annum of the Guaranty amount thereafter through the life of the lease, with all amounts accrued and payable at the termination of the San Diego Lease or release of Mr. Camaisa from the Guaranty by the lessor, whichever occurs first
Lease payment due				$ 225,000
A J C Capital [Member] | Maximum [Member] | Guaranty [Member]
Property, Plant and Equipment [Line Items]
Guaranty of lease amount				$ 900,000
Director A [Member]
Property, Plant and Equipment [Line Items]
Monthly advisory fee	$ 9,166
Equity proceeds	10,000
Director A [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Annual advisory fee	$ 120,000
Director D [Member]
Property, Plant and Equipment [Line Items]
Annual salary		$ 450,000
Bonus payable		$ 300,000
Number of shares, options to purchase		500,000
exercise price		$ 3.86
Bonus percentage		35.00%
Revenue recognized		$ 100,000
Term Loan [Member] | A J C Capital [Member]
Property, Plant and Equipment [Line Items]
Principal amount						$ 450,000
Warrants to purchase common stock						900,000
Principal amount						$ 500,000
Term Loan [Member] | Director A [Member]
Property, Plant and Equipment [Line Items]
Principal amount					$ 500,000
Warrants to purchase common stock					1,000,000
Principal amount					$ 544,000
Term Loan [Member] | A J C Capital Director A E And Executive Officers Family Office [Member]
Property, Plant and Equipment [Line Items]
Principal amount			3,000					$ 3,000		$ 3,000
Principal amount			$ 1,000